SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Bad debt expenses	$ 142		$ 116,230	$ (0)
Inventory prepayment	(0)		197,750	64,715
Depreciation expense	10,307	$ 3,983	22,100	500
Allowance for sales returns	1,925		$ 24,897	$ 22,266
Allowance for doubtful accounts	$ 92,646